SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2019	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Deferred contract cost		$ 7,853		$ 1,759
Amortization expenses		4,698		2,353
Contract liabilities of deferred revenue		428,279		237,354
Advertising costs		147,264		41,956	$ 222,115
Foreign currency translation, exchange gain (loss)		(13,355)		(36,933)	3,640
Cash and cash equivalents | ¥						¥ 1,088,500	¥ 1,174,989
Debt securities held-to-maturity allowance for credit losses		$ 0		$ 0	$ 0
VAT (as a percent)	13.00%
VAT exemption limit for small-scale taxpayers | ¥			¥ 100,000
VAT rate for small-scale taxpayers (in percentage)		3.00%	3.00%
Reduced VAT rate for small-scale taxpayers (in percentages)		1.00%	1.00%
Yizhen Xuesi.
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		6.00%	6.00%
Online education services through www.xueersi.com
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		6.00%	6.00%
Minimum
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		3.00%	3.00%
Minimum | Equity Securities Without Readily Determinable Fair Value
SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage (as a percent)		20.00%				20.00%
Maximum
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		13.00%	13.00%
Maximum | Equity Securities Without Readily Determinable Fair Value
SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage (as a percent)		50.00%				50.00%